LONG TERM EMPLOYEE RELATED OBLIGATIONS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Employee-related obligations long-term
Accrued severance pay	$ 123	$ 146
Defined benefit plans	157	188
Total	280	334
Employee-related obligations information
Long-term investments earmarked for severance pay liabilities in Israel	140	$ 146
Expected contributions to the pension funds	126
Future minimum benefit payments
2015	8
2016	7
2017	11
2018	11
2019	8
2020-2024	$ 50